Principal Street High Income Municipal Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

MUNICIPAL BONDS - 93.3%	Par	Value
Arizona - 3.8%
Arizona Industrial Development Authority
6.00%, 07/01/2049 (Obligor: Empower College Prep) (a)	$1,000,000	$1,002,106
Series A, 7.75%, 07/01/2050 (Obligor: Legacy Cares, Inc.) (a)(b)	1,600,000	96,000
Series A, 6.00%, 07/01/2051 (Obligor: Legacy Cares, Inc.) (a)(b)	540,000	32,400
Series C, 6.75%, 07/01/2030 (Obligor: Legacy Cares, Inc.) (a)(b)	2,000,000	120,000
La Paz County Industrial Development Authority, 7.00%, 12/01/2040 (Obligor: Imperial Valley Gateway Center)	1,535,000	882,271
Maricopa County Industrial Development Authority
6.00%, 01/01/2048 (Obligor: Christian Care Surprise) (a)	1,595,000	1,181,420
7.38%, 07/01/2063 (Obligor: Prescott Valley Charter School) (a)	3,000,000	2,926,687
Pima County Industrial Development Authority, 6.63%, 05/15/2031 (Obligor: La Posada Park Centre) (a)	2,000,000	2,020,614
Sierra Vista Industrial Development Authority
Series A, 0.00%, 10/01/2056 (Obligor: Georgetown Community Development Authority) (a)(e)	2,200,000	1,671,204
Series A, 0.00%, 10/01/2056 (Obligor: Georgetown Community Development Authority) (a)(e)	1,000,000	932,006
Series B, 6.25%, 10/01/2036 (Obligor: Georgetown Community Development Authority) (a)	1,500,000	1,226,212
		12,090,920

California - 0.7%
California Municipal Finance Authority
6.20%, 06/15/2054 (Obligor: Westside Neighborhood School) (a)	1,030,000	1,074,805
6.38%, 06/15/2064 (Obligor: Westside Neighborhood School) (a)	1,060,000	1,108,955
California Pollution Control Financing Authority
7.00%, 07/01/2024 (Obligor: CalPlant I) (a)(b)(c)	1,000,000	13,500
7.50%, 07/01/2032 (Obligor: CalPlant I) (a)(b)(c)	5,065,000	68,378
8.00%, 07/01/2039 (Obligor: CalPlant I) (a)(b)(c)	3,845,000	51,908
7.50%, 12/01/2039 (Obligor: CalPlant I) (a)(b)(c)	2,500,000	250
		2,317,796

Colorado - 6.9%
Aurora Highlands Community Authority Board, 5.75%, 12/01/2051	4,000,000	3,601,131
Banning Lewis Ranch Metropolitan District No. 8, 4.88%, 12/01/2051 (a)	2,500,000	1,908,032
Canyon Pines Metropolitan District, Series A-1, 5.25%, 12/01/2051	2,000,000	1,726,423
Cascade Ridge Metropolitan District, 5.00%, 12/01/2051	1,000,000	837,750
Cottonwood Hollow Residential Metropolitan District, 5.00%, 12/01/2051	750,000	610,779
Four Corners Business Improvement District, 6.00%, 12/01/2052	1,000,000	921,583
Grandview Reserve Metropolitan District No. 3
Series A, 6.25%, 12/01/2052	1,500,000	1,421,021
Series B, 9.00%, 12/15/2052	1,000,000	968,748
Hess Ranch Metropolitan District No. 5
6.00%, 12/01/2043	1,000,000	984,046
6.50%, 12/01/2043	1,000,000	984,664
Ledge Rock Center Commercial Metropolitan District
Series A, 7.00%, 11/01/2052(a)	1,000,000	999,468
Series A, 7.38%, 11/01/2052(a)	1,000,000	999,999
Legato Community Authority, Series B, 8.25%, 12/15/2051	2,000,000	1,806,779
Peak Metropolitan District No. 3, Series A-1, 7.50%, 12/01/2052	1,500,000	1,501,894
Sterling Ranch Community Authority Board
6.50%, 12/01/2054	1,000,000	1,019,276
8.75%, 12/15/2054	1,000,000	1,000,082
Waters' Edge Metropolitan District No. 2, 5.00%, 12/01/2051	1,000,000	835,480
		22,127,155

Connecticut - 0.8%
Connecticut Housing Finance Authority, 4.60%, 11/15/2049	2,500,000	2,471,969

Florida - 6.7%
Capital Projects Finance Authority
6.13%, 06/15/2044 (Obligor: Kissimmee Charter School) (a)	400,000	402,968
6.50%, 06/15/2054 (Obligor: Kissimmee Charter School) (a)	275,000	277,004
6.63%, 06/15/2059 (Obligor: Kissimmee Charter School) (a)	445,000	448,224
Capital Trust Agency, Inc.
10.00%, 06/30/2024 (Obligor: Voans SW Florida Healthcare) (a)	8,700,000	8,265,000
5.00%, 01/01/2056 (Obligor: Wfcs Holdings Ii Llc) (a)	900,000	791,528
Series A, 6.50%, 10/01/2032 (Obligor: Tuscan Gardens of Palm Coast Obligated Group) (a)(b)	1,090,000	566,800
Series A, 6.75%, 10/01/2037 (Obligor: Tuscan Gardens of Palm Coast Obligated Group) (a)(b)	1,290,000	670,800
Series A, 7.00%, 10/01/2040 (Obligor: Tuscan Gardens of Palm Coast Obligated Group) (a)(b)	1,525,000	793,000
Series A, 7.00%, 12/01/2045 (Obligor: Tallahassee NHHI) (a)(b)	150,000	49,125
Series A, 7.00%, 10/01/2049 (Obligor: Tuscan Gardens of Palm Coast Obligated Group) (a)(b)	1,700,000	884,000
Series A, 7.13%, 12/01/2050 (Obligor: Tallahassee NHHI) (a)(b)	2,000,000	655,000
Series A, 7.00%, 07/01/2052 (Obligor: Tapestry Senior Housing Walden) (a)(b)	2,200,000	407,000
Greater Orlando Aviation Authority, 5.00%, 10/01/2054 (c)	1,500,000	1,527,925
Lake Country, Series A1, 7.13%, 01/01/2052 (Obligor: Village Veranda at Lady Lake Obligated Group) (a)	5,800,000	4,350,000
Palm Beach County Health Facilities Authority, 7.63%, 05/15/2058 (Obligor: LifeSpace Communities)	500,000	546,987
William G King, 12.00%, 10/01/2024 (d)	780,377	780,377
		21,415,738

Idaho - 0.6%
Spring Valley Community Infrastructure District No. 1, 6.25%, 09/01/2053 (a)	2,000,000	2,039,281

Illinois - 1.9%
Illinois Finance Authority
Series A, 6.50%, 05/15/2047 (Obligor: Plymouth Place)	1,000,000	1,026,728
Series A, 6.13%, 04/01/2049 (Obligor: Roosevelt University) (a)	2,500,000	2,423,845
Series A, 5.00%, 07/01/2051 (Obligor: Aim Art in Motion) (a)	3,000,000	2,193,017
Series B, 5.00%, 07/01/2024 (Obligor: Aim Art in Motion) (a)	305,000	303,800
		5,947,390

Indiana - 3.4%
Anderson Industrial Economic Development Revenue, 6.00%, 10/01/2042 (Obligor: Anderson University, Inc.)	1,000,000	871,469
Evansville Manufacturing Housing Revenue, 5.45%, 01/01/2038 (Obligor: Evansville RCF LP)	1,500,000	1,244,130
Goshen Manufacturing Housing Revenue, Series A, 5.00%, 08/01/2041 (Obligor: Green Oaks of Goshen, LLC) (a)	1,500,000	1,224,894
Indiana Finance Authority, 7.00%, 03/01/2039 (Obligor: Brightmark Plastics Renewal) (a)(c)	5,960,000	4,135,845
Indiana Housing & Community Development Authority, 6.75%, 01/01/2043 (Obligor: Vita of New Whiteland, LLC)	500,000	500,607
Valparaiso Manufactured Housing Revenue, 5.38%, 12/01/2041 (Obligor: Green Oaks of Valparaiso) (a)	3,500,000	2,753,190
		10,730,135

Iowa - 2.2%
Iowa Finance Authority
6.75%, 05/15/2033 (Obligor: LifeSpace Communities)	500,000	549,225
4.65%, 07/01/2049	3,000,000	2,975,011
5.00%, 09/01/2051 (Obligor: Sunrise Manor)	1,000,000	749,280
5.00%, 12/01/2051 (Obligor: Riserville Holdings) (a)(c)	3,495,000	2,727,722
		7,001,238

Kentucky - 3.1%
Falmouth Solid Waste Disposal Facilities Revenue, 8.50%, 06/01/2040 (Obligor: Texas Bluegrass Biofuels, LLC) (a)	8,875,000	8,352,804
Kentucky Housing Corp.
4.60%, 07/01/2049	1,000,000	982,918
4.65%, 01/01/2055	500,000	494,309
		9,830,031

Louisiana - 0.7%
Louisiana Public Facilities Authority
Series A, 6.00%, 06/01/2037 (Obligor: Jefferson Rise Charter School) (a)	480,000	470,680
Series A, 6.25%, 06/01/2052 (Obligor: Jefferson Rise Charter School) (a)	1,000,000	976,761
Series A, 6.38%, 06/01/2052 (Obligor: Grambling High Foundation) (a)	770,000	732,036
		2,179,477

Maine - 1.2%
Maine Finance Authority, 8.00%, 12/01/2051 (Obligor: Go Lab Madison, LLC) (a)(c)	5,500,000	3,810,927

Massachusetts - 0.3%
Massachusetts Development Finance Agency, 5.00%, 07/01/2051 (Obligor: Ascentria Care Alliance) (a)	1,250,000	1,028,924

Michigan - 0.9%
Gerald R Ford International Airport Authority, 5.00%, 01/01/2054 (c)	2,000,000	2,086,436
Michigan Finance Authority, 5.00%, 05/01/2046 (Obligor: Aquinas College)	1,000,000	793,506
		2,879,942

Minnesota - 0.3%
City of Minneapolis, 5.00%, 07/01/2055 (Obligor: Northeast College Prep)	1,405,000	1,112,668

Mississippi - 1.3%
Mississippi Development Bank, 3.63%, 11/01/2036 (a)	1,000,000	921,043
Tunica County, 6.00%, 10/01/2040	3,850,000	3,391,057
		4,312,100

Missouri - 0.6%
Missouri Housing Development Commission, 4.65%, 11/01/2049	1,250,000	1,239,385
Parkville Industrial Development Authority, 3.20%, 02/01/2030 (Obligor: Park University)	625,000	538,477
		1,777,862

New Jersey - 0.6%
New Jersey Economic Development Authority, 7.00%, 09/01/2047 (Obligor: Kintock Obligated Group) (a)	295,000	299,641
New Jersey Housing & Mortgage Finance Agency, 5.00%, 01/20/2066 (Obligor: Forest Hill House)	1,500,000	1,489,392
		1,789,033

New York - 5.6%
Build NYC Resource Corp.
Series A-1, 7.63%, 02/01/2053 (Obligor: Voices of Community Activists)	1,815,000	1,822,118
Series A-2, 8.13%, 02/01/2026 (Obligor: Voices of Community Activists)	300,000	297,890
Series B, 7.63%, 02/01/2026 (Obligor: Voices of Community Activists) (a)	1,690,000	1,691,424
Erie Tobacco Asset Securitization Corp.
0.00%, 06/01/2055 (b)(e)	6,000,000	449,233
0.00%, 06/01/2060 (a)(b)(e)	115,000,000	6,596,780
New York Counties Tobacco Trust IV, Series F, 0.00%, 06/01/2060 (b)(e)	50,000,000	2,888,705
New York State Dormitory Authority, 4.00%, 03/15/2047	2,000,000	1,894,672
New York Transportation Development Corp., 6.00%, 06/30/2054 (Obligor: Jfk Nto Llc) (c)	1,000,000	1,096,928
Ulster County Capital Resource Corp.
5.25%, 09/15/2047 (Obligor: Woodland Pond)	550,000	416,607
5.25%, 09/15/2053 (Obligor: Woodland Pond)	920,000	669,941
		17,824,298

Ohio - 0.9%
Southern Ohio Port Authority, Series A, 7.00%, 12/01/2042 (Obligor: PureCycle Ohio) (a)(c)	2,600,000	2,730,000

Oklahoma - 3.2%
Atoka Industrial Development Authority
8.00%, 08/01/2039 (Obligor: Gladieux Metals Recycling) (a)(c)	6,900,000	6,944,970
Series A, 8.00%, 08/01/2039 (Obligor: Gladieux Metals Recycling) (a)	750,000	754,888
Oklahoma County Finance Authority
6.25%, 06/15/2054 (a)	1,000,000	1,003,128
6.50%, 06/15/2064 (a)	1,500,000	1,519,978
		10,222,964

Oregon - 0.5%
Oregon State Facilities Authority, 7.00%, 12/15/2060 (Obligor: Portland Vlg School) (a)	1,500,000	1,484,328

Pennsylvania - 3.9%
Bethlehem Redevelopment Authority, 5.50%, 10/01/2054 (Obligor: Moravian University Group)	350,000	362,097
Cheltenham Township Industrial Development Authority
5.00%, 04/01/2044 (Obligor: Arcadia University)	535,000	510,873
5.75%, 04/01/2054 (Obligor: Arcadia University)	330,000	323,484
Pennsylvania Economic Development Financing Authority
5.75%, 12/31/2062 (c)	1,000,000	1,090,534
Series A, 6.50%, 12/01/2038 (Obligor: Tapestry Moon) (a)(b)	2,950,000	1,124,687
Series A, 9.00%, 04/01/2051 (Obligor: Consol Energy) (a)(c)(f)	4,000,000	4,387,460
Series A, 6.75%, 12/01/2053 (Obligor: Tapestry Moon) (a)(b)	2,650,000	1,010,313
Pennsylvania Economic Development Financing Authority Parking System Revenue, 4.13%, 01/01/2044	1,000,000	957,917
Philadelphia Authority for Industrial Development, 6.25%, 05/01/2042 (Obligor: Lasalle University) (a)	3,000,000	2,786,467
		12,553,832

Puerto Rico - 3.3%
Children's Trust Fund
0.00%, 05/15/2057 (b)(e)	42,000,000	3,374,700
Series B, 0.00%, 05/15/2057 (b)(e)	120,000,000	7,218,912
		10,593,612

South Carolina - 4.2%
City of Hardeeville, 4.00%, 05/01/2052 (a)	500,000	347,044
South Carolina Jobs-Economic Development Authority
4.00%, 11/15/2027 (Obligor: Upstate Senior Living Obligated Group)	25,000	24,534
6.00%, 02/01/2035 (Obligor: Repower S. Berkeley) (a)(b)(c)	1,000,000	100,000
Series A, 7.00%, 11/01/2038 (Obligor: Jasper Pellets) (a)(b)(c)	1,500,000	354,000
Series A, 7.00%, 05/01/2039 (Obligor: AAC East) (a)(c)	3,500,000	2,992,246
Series A, 6.50%, 06/01/2051 (Obligor: Last Step Recycling, LLC) (a)(b)(c)	2,000,000	1,165,656
Series A, 5.00%, 06/15/2051 (Obligor: Virtus Academy) (a)	1,330,000	1,064,680
Series A, 5.00%, 06/15/2056 (Obligor: Virtus Academy) (a)	1,100,000	861,806
Series A, 7.75%, 10/01/2057 (Obligor: CR River Park)	6,150,000	6,519,948
		13,429,914

Tennessee - 1.0%
Knox County Industrial Development Board, 9.50%, 11/01/2052 (Obligor: TomPaul Knoxville, LLC) (a)(c)	1,000,000	1,010,808
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1, 7.50%, 04/01/2049 (Obligor: Trousdale Foundation Obligated Group) (a)(b)	1,140,000	11,400
Shelby County Health Educational & Housing Facilities Board, Series A, 5.75%, 10/01/2059 (Obligor: Luke Obligated Group)	3,000,000	2,082,715
		3,104,923

Texas - 17.6%
Angelina & Neches River Authority, 7.50%, 12/01/2045 (Obligor: Jefferson Enterprises Energy)(c)	11,900,000	8,277,041
Arlington Higher Education Finance Corp.
6.13%, 02/15/2053 (Obligor: Odyssey 2020 Academy) (a)	1,000,000	1,010,546
6.25%, 06/01/2063 (Obligor: Cypress Christian School) (a)	1,200,000	1,229,990
Board of Regents of the University of Texas System, 4.13%, 08/15/2054	3,000,000	2,838,452
Brazoria County Industrial Development Corp.
9.00%, 03/01/2039 (Obligor: Gladieux Metals Recycling) (a)(c)	4,115,000	4,298,499
Series A, 9.00%, 03/01/2039 (Obligor: Gladieux Metals Recycling) (a)(c)	3,215,000	3,358,365
Series B, 7.00%, 03/01/2039 (Obligor: Gladieux Metals Recycling) (c)	1,210,000	1,121,870
Calhoun County Navigation Industrial Development Authority
Series A, 3.63%, 07/01/2026 (Obligor: Max Midstream Texas, LLC) (a)(c)	1,500,000	1,411,843
Series B, 6.50%, 07/01/2026 (Obligor: Max Midstream Texas, LLC) (a)	1,000,000	951,819
Jefferson County Industrial Development Corp., 7.75%, 04/01/2039 (Obligor: TRP Crude Marketing) (a)	900,000	807,362
Kountze Economic Development Corp., 15.00%, 11/01/2027 (Obligor: Allegiant Industrial) (a)	4,350,000	4,863,176
New Hope Cultural Education Facilities Finance Corp.
Series A, 6.50%, 10/01/2033 (Obligor: Outlook at Windhaven)	1,500,000	1,520,979
Series A-2, 6.50%, 01/01/2031 (Obligor: Sanctuary LTC, LLC)	2,500,000	2,220,487
Series B, 2.00%, 11/15/2061 (Obligor: Buckingham Senior Living Obligated Group) (b)(f)	2,365,425	879,806
Port Beaumont Navigation District, 8.00%, 02/01/2039 (Obligor: Allegiant Industrial Island) (a)(c)	7,010,000	6,519,131
San Antonio Education Facilities Corp.
Series A, 5.00%, 10/01/2041 (Obligor: Hallmark University)	840,000	712,390
Series A, 5.00%, 10/01/2051 (Obligor: Hallmark University)	2,000,000	1,580,326
Series B, 5.25%, 10/01/2028 (Obligor: Hallmark University)	275,000	269,088
Tarrant County Cultural Education Facilities Finance Corp.
6.88%, 11/15/2055 (Obligor: MRC Senior Living Fort Worth)	2,600,000	2,378,449
Series A, 6.75%, 11/15/2051 (Obligor: MRC Senior Living Fort Worth)	5,000,000	4,544,536
Series B, 6.38%, 02/15/2041 (Obligor: CC Young Memorial Home)	550,000	302,500
Texas Department of Housing & Community Affairs, 5.13%, 09/01/2053	5,000,000	5,090,754
		56,187,409

Utah - 4.3%
Black Desert Public Infrastructure District, 5.63%, 12/01/2053 (a)	5,000,000	5,097,476
Chelsey Public Infrastructure District No. 1, 7.00%, 12/01/2042 (a)	1,350,000	1,357,513
Firefly Public Infrastructure District No. 1, 6.63%, 03/01/2054 (a)	2,000,000	2,027,903
Firefly Public Infrastructure District No. 1 Assessment Area No 1, 5.63%, 12/01/2043 (a)	1,000,000	1,011,768
Jordanelle Ridge Public Infrastructure District No. 2, 7.75%, 03/01/2054 (a)	2,000,000	1,995,068
Utah Charter School Finance Authority
Series A, 5.38%, 07/15/2042 (Obligor: Rockwell Charter High School) (a)	905,000	778,490
Series A, 5.50%, 07/15/2047 (Obligor: Rockwell Charter High School) (a)	1,460,000	1,232,788
Series B, 6.63%, 07/15/2047 (Obligor: Rockwell Charter High School) (a)	300,000	261,045
		13,762,051

Virginia - 0.3%
Virginia Housing Development Authority, 4.60%, 10/01/2054	1,000,000	988,544

Washington - 1.0%
Washington State Housing Finance Commission
6.38%, 07/01/2063 (Obligor: Seattle Academy of Arts) (a)	900,000	982,105
Series A, 5.00%, 07/01/2038 (Obligor: Lutheran Retirement Home Obligated Group) (a)	1,075,000	888,602
Series A, 4.00%, 01/01/2057 (Obligor: Eliseo Obligated Group) (a)	2,000,000	1,368,604
		3,239,311

West Virginia - 2.3%
West Virginia Economic Development Authority
8.75%, 02/01/2036 (Obligor: Entsorga West Virginia) (a)(c)	1,000,000	800,000
7.63%, 12/01/2040 (Obligor: Empire Trimodal Terminal) (a)	6,600,000	5,470,005
West Virginia Housing Development Fund, 4.85%, 11/01/2049	1,000,000	1,001,680
		7,271,685

Wisconsin - 9.2%
Public Finance Authority
5.50%, 05/01/2039 (Obligor: Cedars Obligated Group) (a)	1,210,000	1,068,078
5.00%, 06/01/2041 (a)	3,000,000	3,003,859
8.00%, 06/15/2042 (a)	1,000,000	987,813
5.75%, 05/01/2054 (Obligor: Cedars Obligated Group) (a)	7,950,000	6,702,438
5.25%, 06/15/2054 (Obligor: NE Carolina Prep School Inc.)	1,000,000	977,714
5.75%, 07/01/2062	2,000,000	2,161,879
Series A, 5.75%, 06/01/2025 (Obligor: Dreamhouse 'Ewa Beach) (a)	675,000	675,105
Series A, 7.50%, 06/01/2025 (Obligor: Dreamhouse 'Ewa Beach) (a)	1,000,000	983,184
Series A, 7.05%, 09/01/2046 (Obligor: Austin FBO LLC) (a)(c)(f)	6,735,000	6,571,820
Series A, 6.85%, 10/01/2047 (Obligor: Proton International Alabama LLC) (a)(b)	400,000	40,000
Series A, 6.13%, 02/01/2048 (Obligor: Explore Academy) (a)	1,525,000	1,418,069
Series A, 5.88%, 06/01/2052 (Obligor: Coral Academy of Science) (a)	600,000	596,327
Series A, 6.63%, 06/01/2052 (Obligor: Discovery Charter School) (a)	900,000	890,391
Series A, 6.00%, 06/15/2052 (Obligor: Shining Rock Classical)	900,000	861,232
Wisconsin Health & Educational Facilities Authority
Series C, 7.00%, 07/01/2043 (Obligor: Chiara Communities, Inc.)	505,000	384,617
Series C, 7.50%, 07/01/2053 (Obligor: Chiara Communities, Inc.)	2,500,000	1,889,135
		29,211,661
TOTAL MUNICIPAL BONDS (Cost $349,936,797)		297,467,118

CORPORATE BONDS - 5.2%	Par	Value
CalPlant I LLC, 15.00%, 07/01/2025 (a)(d)	1,290,000	1,290,000
CalPlant I, LLC, 9.50%, 08/21/2024 (a)(d)	3,000,000	3,000,000
Convival 2022 III, 12.00%, 11/15/2056 (a)(d)	5,025,000	5,273,737
LSC Estero Prime, 12.00%, 04/30/2025 (d)	1,250,000	1,250,000
Sunland Medical Foundation, 12.00%, 04/30/2025 (d)	8,669,836	5,635,394
TOTAL CORPORATE BONDS (Cost $19,234,836)		16,449,131

CONVERTIBLE PREFERRED STOCKS - 1.6%	Shares	Value
Next Renewable Fuels, Series A, 6.00% (PIK) (d)	7	5,083,502
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,083,650)		5,083,502

SHORT-TERM INVESTMENTS - 0.0%(g)
Money Market Funds - 0.0% (g)	Shares	Value
First American Government Obligations Fund - Class X, 5.24% (h)	623	623
TOTAL SHORT-TERM INVESTMENTS (Cost $623)		623

TOTAL INVESTMENTS - 100.1% (Cost $374,255,906)		$319,000,374
Liabilities in Excess of Other Assets - (0.1)%		(271,839)
TOTAL NET ASSETS - 100.0%		$318,728,535

Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $190,553,786 or 59.8% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2024, the total value of securities subject to the AMT was $68,654,062 or 21.5% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $22,313,010 or 7.0% of net assets as of May 31, 2024.

(e)	Zero coupon bonds make no periodic interest payments.
(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2024.

(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day effective yield as of May 31, 2024.

PIK – Payment in Kind

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$296,686,741	$780,377	$297,467,118
Corporate Bonds	–	–	16,449,131	16,449,131
Convertible Preferred Stocks	–	–	5,083,502	5,083,502
Money Market Funds	623	–	–	623
Total Investments	$623	$296,686,741	$22,313,010	$319,000,374

Refer to the Schedule of Investments for additional information.

 The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of August 31, 2023	$33,360,652
Accrued discounts/premiums	43,218
Realized gain (loss)	(162,419)
Change in net unrealized appreciation/depreciation	637,145
Net purchases (sales)	(11,565,586)
Transfers into and/or out of Level 3	-
Balance as of May 31, 2024	$22,313,010
Change in unrealized appreciation/depreciation during the period for Level 3 investments held as of May 31, 2024	$(2,785,833)

   The Level 3 investments as of May 31,204, represented 7.0% of the Fund's net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of May 31, 2024:

Security Description	Security Type	Fair Value as of May 31, 2024	Valuation Technique	Unobservable Input *	Range	Weighted Average
CalPlant I, LLC, 9.50%, 08/21/2024	Corporate Bond	3,000,000	Liquidation Approach	Recovery Rate	100%	100%
CalPlant I, LLC, 15.00%, 07/01/2025	Corporate Bond	1,290,000	Liquidation Approach	Recovery Rate	100%	100%
Convival Funding 2022 III, 12.00%, 11/15/2056	Corporate Bond	5,273,737	Discounted Cash Flow	Discount Rate	11.4%	100%
LSC Estero Prime, 12.00%, 04/30/2025	Corporate Bond	1,250,000	Refinance Approach	Recovery Rate	100%	100%
Next Renewable Fuels, Series A	Convertible Preferred Stock	5,083,502	Acquisition Cost	Recovery Rate	100%	100%
Sunland Medical Foundation, 12.00%, 04/30/2025	Corporate Bond	5,635,394	Liquidation Approach	Recovery Rate	65.0%	100%
William G King, 12.00%, 10/01/2024	Municipal Bond	780,377	Acquisition Cost	Recovery Rate	100%	100%

* Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements.  An increase to the unobservable input would result in a increase to the fair value.  A decrease to the unobservable input would have the opposite effect.